Cover	12 Months Ended
Oct. 31, 2023
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Entity Registrant Name	enGene Holdings Inc.
Entity Central Index Key	0001980845
Entity Incorporation, State or Country Code	A1
Entity Primary SIC Number	2836
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	4868 Rue Levy
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Saint-Laurent
Entity Address, State or Province	QC
Entity Address, Postal Zip Code	H4R 2P1
City Area Code	514
Local Phone Number	332-4888
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Business Contact
Document Information [Line Items]
Contact Personnel Name	C T Corporation System
Entity Address, Address Line One	155 Federal Street
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110